Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investment property [text block] [Abstract]
Land amount	$ 1,844	$ 5,649
Total carrying value	3,739	5,384
Recognized a loss	$ 213	$ 679